Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Issued Foreign Letters Of Credit [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 358,635	$ 343,649
Substandard	120	14
Non-complying
Total	358,755	343,663
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	277,639	298,841
Substandard
Non-complying
Total	277,639	298,841
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	1,578	1,881
Substandard
Non-complying
Total	1,578	1,881
Stage 2 Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	79,392	42,927
Substandard	120	14
Non-complying
Total	79,512	42,941
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	26
Substandard
Non-complying
Total	26
Stage 3 Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total